Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Rent expense			$ 8,200	$ 10,000	$ 14,000
Patent law-based claim			(a) 20% of the benefits, revenues and /or savings generated by the Company in the past and in the future, including the rise in the value of the Company, as determined in the merger with Stratasys Inc., which took place in December 2012; (b) 20% of the gross profit generated by the Company in the past and 9% of the gross profit produced and that will be produced by the Company; (c) 20% of the gross profit generated by the Company in the past and the relative share of the former Objet entity of the Company in the total gross profit produced and that will be produced by the Company; or (d) 20% of the value of the service inventions at issue. The former employee further sought an order of accounts. The Company rejects the claims that serve as a basis for the proceeding and is defending against them vigorously.
Purchase of property and equipment			$ 23,361	$ 22,308	$ 45,125
Bank Loan [Member]
Proceeds from secured debt		$ 26,000
Maturity date		Dec. 31, 2023
Interest rate			3.35%
Proceeds from lines of credit	$ 10,000
Credit Line [Member]
Proceeds from secured debt		$ 24,000